Basis of Presentation and General Information, Disposal of Vessels (Details) $ in Thousands		12 Months Ended
	Mar. 11, 2014 USD ($) Vessel	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) Vessel
Basis of Presentation and General Information [Abstract]
Number of vessels for sale | Vessel	4
Outstanding debt and accrued interest discharged with sale of vessels | $	$ 145,597
Number of vessels sold | Vessel				4
Gain on sale of vessels | $		$ 0	$ 0	$ 85,563